Shareholder Report, Holdings (Details) - C000266464 [Member]	Jul. 31, 2026
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
HEICO Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%